Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Schedule of labor expenses

(in millions of euros)	Note	2019	2018	2017
Average number of employees (full-time equivalents) (1)		135,619	135,943	138,038
Wages and employee benefit expenses		(8,240)	(8,828)	(8,402)
o/w wages and salaries		(6,199)	(6,017)	(5,986)
o/w social security charges (2)		(2,079)	(2,068)	(2,121)
o/w French part-time for seniors plans	6.2	6	(773)	(310)
o/w capitalized costs (3)		848	842	839
o/w other labor expenses (4)		(816)	(812)	(824)
Employee profit sharing		(181)	(180)	(183)
Share-based compensation	6.3	(73)	(66)	11
Total in operating income		(8,494)	(9,074)	(8,574)
Net interest on the net defined liability in finance costs		(20)	(16)	(21)
Actuarial (gains)/losses in other comprehensive income		(109)	45	16

(1)	Of whom 36% were Orange SA's French civil servants (40% at December 31, 2018 and 45% at December 31, 2017).
(2)	Net of approximately 85 million euros for competitiveness and employment tax credit for 2018 in France (102 million euros as of December 31, 2017).
(3)	Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group (see Notes 8.4 and 8.5).
(4)	Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long term benefits (except French part-time for seniors plans).

Schedule of employee benefits payable

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Post-employment benefits (1)	1,105	989	1,005
Other long-term benefits	1,867	2,434	2,313
o/w French part-time for seniors plans	1,233	1,784	1,644
Provision for employment termination benefits	2	3	4
Other employee-related payables and payroll taxes due	1,782	1,715	1,710
Provision for social risks and litigation	59	74	90
Total	4,815	5,215	5,122
o/w non-current employee benefits	2,554	2,823	2,674
o/w current employee benefits	2,261	2,392	2,448

(1)	Does not include defined contribution plans.

Schedule of benefits to be paid

(in millions of euros)	Schedule of benefits to be paid, undiscounted
	2020	2021	2022	2023	2024	2025 and beyond
Post-employment benefits	60	56	51	45	54	2,595
Other long-term benefits (1)	515	389	307	250	145	87
o/w French part-time for seniors plans	425	318	240	197	91	20
Total	575	445	358	295	199	2,682

(1)	Provisions for Time Saving Account (CET) and long-term leave and long-term sick leave not included.

Schedule of key assumptions

The discount rates used for the euro zone (which accounts for 87% of Orange’s pension and other long-term employee benefit obligations) are as follows:

	December 31,		December 31,	December 31,
	2019		2018	2017
More than 10 years	0.70% to 0.90%		1.70% to 1.85%	1.55% to 1.65%
Less than 10 years	-0.33% to 0.70	%(1)	-0.20% to 1.30%	-0.25% to 1.65%

(1)	A -0.25% rate has been used to value the obligation regarding the French part-time for seniors plans (versus -0.05% as of December 31, 2018).

The discount rates used for the euro zone are based on corporate bonds rated AA with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (2.95% used) up to 5%. In France, the revaluation of the annuity-based plan for senior management is based on the INSEE consumer price index (2% used).

The main capital-based defined benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of staff at retirement age). The estimated increase in the capital of this plan is based on a long-term inflation assumption of 2% associated with the effect of a higher “GVT” (acronym for Wage drift - Seniority - Job-skills). “Wage drift - Seniority - Job-skills” refers to annual change in total payroll costs independent of general or categorical increases in wages and salaries, due to in-grade promotions, out of grade promotions and the aging of existing staff.

The impacts on pension benefit obligations of changes in key assumptions would be as follows:

(in millions of euros)	Rate increase by 50 points	Rate decrease by 50 points
Discount rates (1)	(113)	124
	Rate decrease by 5%	Rate increase by 5%
Sign-up rates for French part-time for seniors plans (2)	(42)	42

(1)	Includes 12 million euros for the French part-time for seniors plans (short term duration).
(2)	Sensitivity is performed on future entries in French part-time for seniors plans (TPS).

Schedule of obligations

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-			time for
	based	Capital-based		seniors plans
	plans	plans	Other	(TPS)	Other	2019	2018	2017
Total benefit obligations in the opening balance	502	833	68	1,784	650	3,837	3,727	4,009
Service cost	1	48	1	45	51	146	786	154
Net interest on the defined benefit liability	9	17	1	(1)	1	27	23	29
Actuarial losses/(gains) arising from changes of assumptions	32	122	(52)	(22)	2	82	(34)	67
o/w arising from change in discount rate	53	120	2	5	2	182	(38)	37
Actuarial losses/(gains) arising from experience	5	28	1	(29)	—	5	78	212
Benefits paid	(21)	(41)	(3)	(545)	(77)	(687)	(746)	(738)
Translation adjustment and other	15	(4)	1	1	7	20	3	(6)
Total benefit obligations in the closing balance (a)	543	1,003	17	1,233	634	3,430	3,837	3,727
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	543	19	—	—	—	562	507	523
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	—	984	17	1,233	634	2,868	3,330	3,204
Weighted average duration of the plans (in years)	13	14	18	2	5	9	6	6

Schedule of fair value of plan assets

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-			time for
	based	Capital-based		seniors plans
	plans	plans	Other	(TPS)	Other	2019	2018	2017
Fair value of plan assets in the opening balance	414	(0)	—	—	—	414	409	395
Net interest on the defined benefit liability	8	(0)	—	—	—	8	7	7
(Gains)/Losses arising from experience	26	(0)	—	—	—	26	2	20
Employer contributions	16	—	—	—	—	16	16	18
Benefits paid by the fund	(19)	—	—	—	—	(19)	(17)	(22)
Translation adjustment and other	13	—	—	—	—	13	(3)	(9)
Fair value of plan assets in the closing balance (b)	458	(0)	—	—	—	458	414	409

Schedule of employee benefits

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-	Capital-		time for
	based	based		seniors plans
	plans	plans	Other	(TPS)	Other	2019	2018	2017
Employee benefits in the opening balance	88	833	68	1,784	650	3,423	3,318	3,614
Net expense for the period	2	65	2	(7)	55	117	889	452
Employer contributions	(16)	—	—	—	—	(16)	(16)	(18)
Benefits directly paid by the employer	(2)	(41)	(3)	(545)	(77)	(668)	(729)	(716)
Actuarial (gains)/losses generated during the year	11	149	(51)	—	—	109	(45)	(16)
Translation adjustment and other	2	(3)	1	1	6	7	6	2
Employee benefits in the closing balance - Net unfunded status (a) - (b)	85	1,003	17	1,233	634	2,972	3,423	3,318
o/w non-current	62	966	16	808	545	2,397	2,722	2,600
o/w current	23	37	1	425	89	575	701	718

Schedule of net expense

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-	Capital-		time for
	based	based		seniors plans
	plans	plans	Other	(TPS)	Other	2019	2018	2017
Service cost	(1)	(48)	(1)	(45)	(51)	(146)	(786)	(154)
Net interest on the net defined benefit liability	(1)	(17)	(1)	1	(1)	(19)	(16)	(21)
Actuarial gains/(losses)	—	—	—	51	(3)	48	(87)	(277)
Total	(2)	(65)	(2)	7	(55)	(117)	(889)	(452)
o/w expenses in operating income	(1)	(48)	(1)	6	(54)	(98)	(873)	(431)
o/w net interest on the net defined liability in finance cost	(1)	(17)	(1)	1	(1)	(19)	(16)	(21)

Schedule of executive compensation

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Short-term benefits excluding employer social security contributions (1)	(13.5)	(14.7)	(12.9)
Short-term benefits: employer’s social security contributions	(4.2)	(4.6)	(4.1)
Post-employment benefits (2)	(0.1)	(0.4)	(1.2)
Share-based compensation (3)	(2.0)	(1.2)	(0.4)

(1)	Includes all compensation: gross salaries including the variable component, bonuses, attendance fees and benefits in kind, incentive scheme and profit-sharing, cash settled Long Term Incentive Plan (LTIP) in 2017 and 2018.
(2)	Service cost.
(3)	Includes employee shareholding plans and shares settled Long Term Incentive Plan (LTIP).

Long Term Incentive Plan (LTIP) 2017 - 2019 [member]
Disclosure of defined benefit plans [line items]
Schedule of share-based payment

	Free share award	Long Term
	plan	Incentive Plan
Measurement date	October 26, 2017	July 26, 2017
Vesting date	December 31, 2019	December 31, 2019
Price of underlying instrument at measurement date	13.74 euros	14.33 euros
Price of underlying instrument at closing date	13.12 euros	13.12 euros
Expected dividends (% of the share price)	4.5%	4.5%
Risk free yield	(0.45)%	(0.32)%
Fair value per share of benefit granted to employees	12.45 euros	9.55 euros
o/w fair value of internal performance condition	12.45 euros	12.81 euros
o/w fair value of external performance condition	—	6.29 euros

Long Term Incentive Plan (LTIP) 2018 - 2020 [member]
Disclosure of defined benefit plans [line items]
Schedule of share-based payment

Long Term
Incentive Plan
Measurement date	July 25, 2018
Vesting date	December 31, 2020
Price of underlying instrument at measurement date	13.98 euros
Price of underlying instrument at closing date	13.12 euros
Expected dividends (% of the share price)	5.0%
Risk free yield	(0.33)%
Fair value per share of benefit granted to employees	11.23 euros
o/w fair value of internal performance condition	11.94 euros
o/w fair value of external performance condition	10.51 euros

Long Term Incentive Plan (LTIP) 2019 - 2021 [member]
Disclosure of defined benefit plans [line items]
Schedule of share-based payment

Long Term
Incentive Plan
Measurement date	July 24, 2019
Vesting date	December 31, 2021
Price of underlying instrument at measurement date	13.16 euros
Price of underlying instrument at closing date	13.12 euros
Expected dividends (% of the share price)	5.3%
Risk free yield	(0.70)%
Fair value per share of benefit granted to employees	7.80 euros
o/w fair value of internal performance condition	11.10 euros
o/w fair value of external performance condition	4.50 euros